Commitments (Leases) (Tables)	12 Months Ended
Dec. 31, 2015
Commitments (Leases) [Abstract]
Future Lease Obligations for Next Five Fiscal Years

Future lease obligations are presented below in aggregate and for each of the next five fiscal years.

	In Aggregate	2016	2017	2018	2019	2020
Non-Partnership obligations:
Operating leases (1)	$8.5	$3.6	$3.1	$0.7	$0.7	$0.4
Partnership obligations:
Operating leases (2)	42.1	16.0	10.8	8.8	3.7	2.8
Land site lease and right-of-way (3)	11.0	2.4	2.3	2.2	2.1	2.0

	$61.6	$22.0	$16.2	$11.7	$6.5	$5.2

(1)	Includes minimum payments on lease obligation for corporate office space.
(2)	Includes minimum payments on lease obligations for office space, railcars and tractors.
(3)	Land site lease and right-of-way provides for surface and underground access for gathering, processing and distribution assets that are located on property not owned by the Partnership. These agreements expire at various dates, with varying terms, some of which are perpetual.

Total Expenses Incurred under Lease Obligations

Total expenses incurred under the above lease obligations were:

	2015	2014	2013
Non-Partnership:
Operating leases	$3.6	$3.3	$2.8
Partnership:
Operating leases (1)	40.4	24.4	23.3
Land site lease and right-of-way	4.2	4.1	3.6

(1)	Includes short-term leases for items such as compressors and equipment.